LOANS RECEIVABLE FROM AFFILIATES (Tables)	12 Months Ended
Dec. 31, 2024
Receivables [Abstract]
Schedule of Loan Receivable Interest Income and Foreign Exchange Impact
The Company's Consolidated statement of income reflects the related interest income and foreign exchange impact on this loan receivable until its repayment on March 15, 2022, which were fully offset upon consolidation with corresponding amounts included in TC Energy’s proportionate share of Sur de Texas equity earnings as follows:

year ended December 31				Affected line item in the Consolidated statement of income
(millions of Canadian $)	2024	2023	2022

Interest income[1]	—	—	19	Interest income and other
Interest expense[2]	—	—	(19)	Income (loss) from equity investments
Foreign exchange losses[1]	—	—	(28)	Foreign exchange (gains) losses, net
Foreign exchange gains[1]	—	—	28	Income (loss) from equity investments
1Included in the Corporate segment.
2Included in the Mexico Natural Gas Pipelines segment.